Submission	May 16, 2025
Submission [Line Items]
Central Index Key	0001476765
Registrant Name	GOLUB CAPITAL BDC, Inc.
Registration File Number	333-286240
Form Type	N-2
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES